U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

August 5, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	AssetMark Funds (the “Trust”) File Nos. (333-53450) and (811-10267)

Dear Sir or Madam

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index® Large Company Growth Fund, AssetMark Enhanced Fundamental Index® Large Company Value Fund, AssetMark Enhanced Fundamental Index® Small Company Growth Fund, AssetMark Enhanced Fundamental Index® Small Company Value Fund, and AssetMark Enhanced Fundamental Index® International Equity Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Trust’s Registration Statement (i.e. Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 15 was filed electronically via EDGAR on July 30, 2008.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely yours,

/s/ Edward L. Paz

Edward L. Paz
for U.S. Bancorp Fund Services, LLC